Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07081718

CERINCS

RECD S.E.C.
NOV 8 2007
1086

1-32301

November 8, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SANTANDER FINANCE PREFERRED S.A. UNIPERSONAL, 6.80% Non-cumulative Series 4 Guaranteed Preferred Securities requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 6, 2007. Tentative listing date – November 9, 2007.

Sincerely,

PROCESSED
NOV 14 2007
THOMSON
FINANCIAL

Paras Madho

END